Description of Business (Details Narrative) - USD ($)																										1 Months Ended										3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 14, 2020	Dec. 08, 2020	Oct. 01, 2020	Oct. 01, 2020	Sep. 15, 2020	Sep. 01, 2020	Aug. 25, 2020	Aug. 10, 2020	Jul. 31, 2020	Jul. 22, 2020	Jun. 11, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 02, 2020	Feb. 20, 2020	Feb. 19, 2020	Jan. 22, 2020	Dec. 06, 2019	Nov. 15, 2019	Oct. 17, 2019	Jun. 25, 2019	Mar. 08, 2019	Feb. 15, 2019	Aug. 13, 2018	Dec. 15, 2017	Aug. 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Nov. 30, 2018	Oct. 31, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Apr. 30, 2018	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Aug. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 06, 2020	Oct. 31, 2020	Oct. 13, 2020	Aug. 07, 2020	Mar. 01, 2019	Sep. 21, 2018	Jan. 10, 2017
Property, Plant and Equipment [Line Items]
Promissory note																																				$ 879,026				$ 879,026		$ 2,307,403	$ 2,179,087
Cost incurred in modification of properties																															$ 140,000
Company's stock for resale																																																15,000,000
Price per share																																																$ 0.50
Warrants to purchase additional shares																																				250,000				250,000		1,233,000	1,233,000
Number of shares issued, value																																					$ 50,000					$ 124,535
Debt instrument maturity date																		Jun. 06, 2020
Payments to notes payable																																								$ 1,728,377	$ 10,669	72,089	$ 270,919
Issuance of common stock for services																																				$ 14,400	$ 135,000	$ 56,250				$ 398,466	$ 796,229
Issuance of common stock for services, shares	2,500
Stock awarded options to purchase																																										1,500,000
Stock option exercisable price																																				$ 0.76				$ 0.76		$ 0.76
Paris Balaouras [Member]
Property, Plant and Equipment [Line Items]
Stock awarded options to purchase					500,000
Roger Bloss [Member]
Property, Plant and Equipment [Line Items]
Stock awarded options to purchase					500,000
Bernard Moyle [Member]
Property, Plant and Equipment [Line Items]
Stock awarded options to purchase					500,000
Short-term Promissory Note [Member] | Condo Highrise Management, LLC [Member] | Pyrros One, LLC [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate												9.00%	9.00%																									9.00%
Debt instrument face amount												$ 90,000	$ 90,000																									$ 90,000				$ 90,000
Periodic installment amount												$ 675	$ 675
Debt instrument interest description												The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $675 due on or before the first day of each month commencing on May 1, 2020.	The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $675 due on or before the first day of each month commencing on May 1, 2020.
Debt instrument maturity date													Mar. 30, 2021
Notes payable, description												The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020, which was owned by the Borrower.	The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020 which is owned by the Borrower.
Fifteen Year Suite License Agreement [Member]
Property, Plant and Equipment [Line Items]
Terms of agreement																						the Company entered into a fifteen-year Suite License Agreement (the “Agreement”) with LV Stadium Events Company, LLC for the lease of a suite within the multipurpose stadium (the “Stadium”) constructed in Clark County, Nevada that is intended to be the home stadium for the Raiders National Football League team. Under the terms of the Agreement, the Company paid the initial deposit of $75,000, the second payment of $150,000 and the final payment on approximately October 15, 2020. Commencing with Year 6 of the Term, the License Fee for each Year of the Term shall be increased by an amount not to exceed three percent (3%) of the License Fee payable for the immediately preceding Year.
MIPA [Member] | License [Member]
Property, Plant and Equipment [Line Items]
Terms of agreement																											pursuant to the terms of the MIPA, the Company was required to enter into a $15,000 per month sub-lease (retroactive to March 1, 2019) for the 10-acre cultivation/production facility located in Pahrump, Nye County, NV and install a mobile production trailer. The Company acquired the production trailer from Solaris Farms, a related party, in April 2020 at a cost of $120,000. It is the intention of the Company, upon receipt of all necessary regulatory approvals, to move the cultivation license and production trailer from its current location to the Company’s 260-acre facility.
Payment for acquisition																											$ 1,250,000
Cash payment for acquisition																											750,000
Issuance of restricted common stock																											500,000
Non-refundable down payment																											$ 250,000
Moratorium [Member]
Property, Plant and Equipment [Line Items]
Changes in acquisition of licenses																				As of the date of this filing, the Company has made deposits totaling $550,000 and has reduced the principal of the aforementioned note to $250,000. It is expected that the Company will receive all of the necessary regulatory approvals during the fourth quarter of 2020. The Company is required to issue $1,000,000 of shares of its restricted common stock in fulfillment of its obligations in the MIPA. As of the date of this filing, these shares have not been issued and the parties are renegotiating the pricing of these shares to more accurately reflect the anticipated value at closing. The Company also executed a $750,000 long term note (the “LT Note”) in favor of the current license holders that becomes due and payable upon the earliest of a) six months after the transfer of the Certificates to the Company, or b) six months after the production/cultivation is declared fully operational by the applicable regulatory agencies, or c) March 10, 2020. On February 19, 2020, the Company was put on notice by the Seller that it is in default under the terms of the MIPA, however, the parties are continuing to act in good faith towards a mutually satisfactory resolution. The LT Note carries an 8% annual interest rate and there is no penalty for any prepayment.
Post Seed Preferred Unit Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Agreement, description																					On June 25, 2019, the Company entered into a Series Post Seed Preferred Stock and Series Post Seed Preferred Unit Investment Agreement (the “Agreement”) with Innovation Labs, Ltd. and Innovation Shares, LLC. Under the terms of the Agreement, the Company purchased 238,096 Series Post Seed Preferred Stock Shares and 238,096 Series Post Seed Preferred Units for a purchase price of $250,000.
Shares issued during the period																					238,096
Proceeds from sale of stock																					$ 250,000
Membership Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Payments to seller																$ 261,533
Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares issued during the period										1,402,279
Employment Agreement [Member]
Property, Plant and Equipment [Line Items]
Annual base compensation				$ 24,000		$ 105,000
Annual discretionary bonus percentage				400.00%		100.00%
Stock reserved for future issuance						667,000
Stock awarded options to purchase				500,000		500,000
Stock option exercisable price						$ 0.75
Employment agreement description				On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Kelly Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock. On March 16, 2021, Mr. Kelly resigned in his position as Interim Chief Financial Officer		On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Paris Balaouras (the “Employee”). Under the terms of the Agreement, the Employee shall serve as the Company’s Chief Cultivation Officer for a term of three (3) years (the “Term”) commencing on September 15, 2020.
Employment Agreement [Member] | Paris Balaouras [Member]
Property, Plant and Equipment [Line Items]
Annual base compensation						$ 105,000
Annual discretionary bonus percentage						100.00%
Stock reserved for future issuance						667,000
Stock awarded options to purchase						500,000
Stock option exercisable price						$ 0.75
Employment Agreement [Member] | Roger Bloss [Member]
Property, Plant and Equipment [Line Items]
Annual base compensation						$ 105,000
Annual discretionary bonus percentage						100.00%
Stock awarded options to purchase						500,000
Stock option exercisable price						$ 0.75
Employment Agreement [Member] | Bernard Moyle [Member]
Property, Plant and Equipment [Line Items]
Annual base compensation						$ 60,000
Annual discretionary bonus percentage						200.00%
Stock reserved for future issuance						500,000
Stock awarded options to purchase						500,000
Stock option exercisable price						$ 0.75
Employment agreement description						On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Bernard Moyle. Under the terms of the Agreement, the Employee shall serve as the Company’s Secretary/Treasurer for a term of three (3
Employment Agreement [Member] | Jim Kelly [Member]
Property, Plant and Equipment [Line Items]
Annual base compensation			$ 24,000	$ 24,000
Annual discretionary bonus percentage			400.00%	400.00%
Stock awarded options to purchase				500,000
Employment agreement description			On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock.
Employment Agreement [Member] | Restricted Stock [Member] | Jim Kelly [Member]
Property, Plant and Equipment [Line Items]
Stock awarded options to purchase			500,000	500,000
Licensed Operator [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Terms of agreement																																			The material terms of the agreement remain unchanged. The Licensed Operator is contractually obligated to pay over to the Company sixty percent (60%) of the net revenues realized from its management of this facility and twenty-five percent (25%) of the net revenues from equipment rental. The agreement is to remain in force until April 2026.
Agreement, description																																							Between April and August of 2018, at the Company’s sole cost and expense, ‘sit completed the construction of a 120,000 square-foot outdoor grow facility, including the construction of an 8,000 square-foot building and installation of required security fencing, meeting all of the State of Nevada’s stringent building codes and regulations. Operation of this facility commenced in August 2018 with the Company first test grow.
HCMC [Member] | Distribution Agreement [Member]
Property, Plant and Equipment [Line Items]
Terms of agreement																								Pursuant to the terms of the Distribution Agreement, the Company purchased certain of the Goods from the Seller and paid the sum of two million dollars ($2,000,000).
Agreement, description																								The Distribution Agreement is subject to standard termination provisions; however, the Seller has the option to terminate the Distribution Agreement, on 30 days’ written notice, if the Company fails to purchase a sufficient minimum quantity of Goods from the Seller. The Company has met its obligations for the first year of the Agreement. Thereafter, for each renewal term, the Company’s minimum purchase obligation for the Goods is $500,000, subject to good faith negotiation at the end of each contract year. In connection with the transactions contemplated by the Agreement, the Seller granted to the Company a non-exclusive, non-transferrable, and non-sub licensable fully paid license agreement. The Company and HCMC entered into a Termination and Mutual Release Agreement (the “Termination Agreement”) dated November 15, 2019. Under the terms of the Termination Agreement, HCMC agreed to (i) make an initial purchase from the Company of 500,000 Q-Cups at $0.125 per Q-Cup for an aggregate purchase price of $62,500 (the “Initial Purchase”), and (ii) purchase up to a total of 1,600,000 Q-Cups (inclusive of the Initial Purchase) on an as needed basis at the same price of $0.125 at any time after the Effective Date of the Termination Agreement.
FR Holdings, LLC [Member] | Letter of Intent [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate																																		5.00%					5.00%
Debt instrument face amount																																		$ 750,000.00					$ 750,000.00
Periodic installment interest period																																		36 equal monthly
Periodic installment amount																																		$ 3,125.00
Mr Tierney [Member]
Property, Plant and Equipment [Line Items]
Loss contingency estimate of possibleloss																																												$ 501,085			$ 501,085
Mr Tierney [Member] | Tierney Employment Agreement [Member]
Property, Plant and Equipment [Line Items]
Agreement, description																	the Company was in default under the terms of the Tierney Employment Agreement. Mr. Tierney agreed to accrue 100% of his monthly salary for the period October 1, 2019 until December 31, 2019 with payments to resume on the first regular payroll period of 2020. Due to the ongoing effects of COVID-19, Mr. Tierney waived his entire salary for April and May of 2020. As of the date of filing of this report, Mr. Tierney has accrued total cash compensation due to him in the amount of $248,000. On August 7, 2020, Mr. Tierney’s employment was terminated by the Board with cause.
Debt instrument face amount																																															$ 501,085
Consultant compensation for termination of agreement																	$ 248,000
Coachill Inn [Member]
Property, Plant and Equipment [Line Items]
Description of acquisition property																													acquire a 256,132 sq. ft. parcel of land within a 100-acre industrial cannabis park in Desert Hot Springs, CA (the “Property”) to develop its first hotel project.
Payment for acquisition																													$ 5,125,000
Acquisition price description																													The purchase price for the property was $5,125,000. CHL was to contribute $3,000,000 toward the purchase price of this property in exchange for a twenty-five percent (25%) ownership interest in Coachill-Inn. AH made an initial non-refundable deposit in the amount of $150,000 toward the purchase of the Property. As of the date of this filing, the Company has terminated its participation in the development due to financing issues. The $150,000 deposit was classified as an impaired asset as of December 31, 2019.
Seller [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase additional shares															1,500,000
Seller [Member] | Warrant One [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase additional shares															1,000,000
Exercisable for a period															3 years
Exercise price															$ 2.00
Seller [Member] | Warrant Two [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase additional shares															500,000
Exercisable for a period															2 years
Exercise price															$ 1.50
Buyer [Member] | Membership Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Sale of ownership																										49.00%
Proceeds from sale of ownership																										$ 441,000
Buyer [Member] | MIPA2 [Member]
Property, Plant and Equipment [Line Items]
Agreement, description																										The Agreement required the Buyer to make an additional payment, in the amount of $3,559,000, to be utilized for the improvement and build-out of the Company’s Western Avenue leasehold in Las Vegas, Nevada. The payment was due within ten (10) days of the receipt by Red Earth of a special use permit (“SUP”) from the city of Las Vegas for its Western Avenue cultivation facility. The Company received the SUP on October 9, 2019. The Buyer, in conjunction with the Company, will jointly manage and operate the facility upon completion. The Agreement also requires the Buyer to make a final payment to the Company of $1,000,000 between 90 and 180 days of issuance of the SUP or no later than April 9, 2020. On June 11, 2020, the Company entered into the First Amendment (“First Amendment”) to the Agreement. Under the terms of the First Amendment, the Closing Purchase Price was adjusted to $441,000, the Buyer was required to make a capital contribution (the “Initial Contribution Payment”) to the Target Company in the amount of $120,000 and the Buyer was required to make an additional cash contribution (the Final Contribution Payment”) in the amount of $240,000. As of the date of this filing, the Buyer has failed to make the Final Contribution Payment. The Company is currently in discussions with the Buyer regarding the past due payments. There is no guarantee that the Buyer will agree to remit the required funds to bring them current under the terms of the Agreement.
Payment for acquisition																										$ 3,559,000
Mr Ruhe [Member]
Property, Plant and Equipment [Line Items]
Common stock forfeit														11,709
Doug Brown [Member] | Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares issued during the period										4,500,000
Price per share										$ 0.088808889
Proceeds from sale of stock								$ 124,535	$ 250,000
Warrants to purchase additional shares										250,000
Exercisable for a period										3 years
Exercise price										$ 0.10
Number of shares issued, value										$ 400,000
Warrant issued										1,000,000
Class of warrant or right date										Aug. 03, 2020
Repayment of investor funded amount								$ 125,465
Consultant [Member] | Distribution Agreement [Member]
Property, Plant and Equipment [Line Items]
Issuance of common stock for services							$ 20,000
Issuance of common stock for services, shares							100,000
Chief Cultivation Officer and Director [Member] | Employment Agreement [Member] | Paris Balaouras [Member]
Property, Plant and Equipment [Line Items]
Term of employment agreement						3 years
Chief Executive Officer [Member] | Employment Agreement [Member]
Property, Plant and Equipment [Line Items]
Term of employment agreement						3 years
Annual base compensation					$ 105,000
Annual discretionary bonus percentage					100.00%
Stock awarded options to purchase					500,000
Stock option exercisable price						$ 0.75
Employment agreement description					On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020.
Chief Executive Officer [Member] | Employment Agreement [Member] | Roger Bloss [Member]
Property, Plant and Equipment [Line Items]
Term of employment agreement						3 years
Secretary/Treasurer [Member] | Employment Agreement [Member] | Bernard Moyle [Member]
Property, Plant and Equipment [Line Items]
Term of employment agreement						3 years
Directors [Member] | Board of Directors Services Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares issued during the period					15,000
Number of shares issued, value					$ 15,000
Former President [Member]
Property, Plant and Equipment [Line Items]
Loss contingency estimate of possibleloss																																												501,085		$ 501,085
Exit fee		$ 26,000
Red Earth LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of controlling interest																									88.00%
HCMC [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Share price																								$ 0.0001
Trailer Park [Member]
Property, Plant and Equipment [Line Items]
Description of acquisition property																											The Trailer Park can accommodate up to 90 trailers and RV’s. There presently are 17 occupied trailers in the Trailer Park, and the Company is making the necessary upgrades to bring additional units to the facility to provide housing for its farm personnel.
Cash payment for acquisition																											$ 600,000
Issuance of restricted common stock																											50,000
Debt instrument face amount																											250,000
Periodic installment amount																											$ 2,177
Shares issued during the period																											66,667
Debt instrument interest description																											bearing interest at six and one-half percent
Principal reduction payment																											$ 50,000
Trailer Park [Member] | Holders Of T P Note [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face amount																											$ 58,711
MJ Real Estate Partners, LLC (MJRE) [Member]
Property, Plant and Equipment [Line Items]
Issuance of common stock for stock exchange																																																		1,800,000
Exchange of common stock acquired, shares																																																		1,800,000
Red Earth LLC [Member]
Property, Plant and Equipment [Line Items]
Issuance of common stock for stock exchange																									52,732,969
Promissory note																									$ 900,000
Description of reverse merger																									The acquisition was accounted for as a “Reverse Merger”, whereby Red Earth was considered the accounting acquirer and became its wholly owned subsidiary. Upon the consummation of the acquisition, the now former members of Red Earth became the beneficial owners of approximately 88% of the Company’s Common Stock, obtained controlling interest of the Company, and retained certain of its key management positions.
Lease term extension																									The initial term of the lease is for a period of ten years with two additional five-year lease options.
HDGLV [Member]
Property, Plant and Equipment [Line Items]
Lease term extension																									HDGLV also possesses an option to purchase the building for $2,607,880 which is exercisable between months 25 and 60 of the initial term of the lease.
HCMC [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Issuance of common stock for stock exchange																								85,714
Exchange of common stock acquired, shares																								1,500,000,000
Ownership interest rate																								5.00%
Farm Road [Member] | Letter of Intent [Member]
Property, Plant and Equipment [Line Items]
Agreement, description																																		The terms of the Promissory Note include a balloon payment to be made on January 17, 2022 of any of the then remaining principal balance and accrued interest. The MIPA further provides that FRH shall be entitled to receive a consulting fee of five per cent (5%) of the gross sales from any commercial use of the property up to a maximum of five hundred thousand ($500,000.00) dollars payable to FRH within two years of the January 18, 2019 closing date. The land ac quired in Amargosa Valley will be the home of its Nye County cultivation facility upon closing of its purchase of the required licenses. Due to COVID-19, the Company has been unable to make the monthly interest payments to FRH. As of the date of this filing, the Company is 4 months in arrears.
Description of acquisition property																																		Farm Road was the owner of five parcels of farmland in the Amargosa Valley of Nevada totaling 260 acres and the concomitant 180 acre-feet of water rights.
Payment for acquisition																																		$ 1,000,000
Cash payment for acquisition																																		50,000
Issuance of restricted common stock																																		50,000
Cash payable for acquisition																																		$ 150,000
Prescott Management LLC [Member]
Property, Plant and Equipment [Line Items]
Agreement, description																																	Pursuant to the terms of the MOU, the Party made payments to the Company totaling $232,500, which was paid during the year ended December 31, 2018. The Party was entitled to receive shares of the Company’s restricted common stock with a fair market value as of the trading day immediately preceding the date the first license application was submitted to NVDOT (September 20, 2018) equal to $232,500. The Company issued 91,177 shares of common stock to the Party in connection with this transaction. Subsequent to December 31, 2018, the Company entered into an agreement with the Party to relieve the Company and the Party of any further obligations under the MOU in exchange for an additional 373,823 shares of the Company’s restricted common stock. The additional shares were issued to the Party on July 19, 2019.
Issuance of restricted common stock																																	$ 373,823
Debt instrument interest rate																																																	6.50%
Debt instrument face amount																																										$ 1,022,567
Shares issued during the period																																	91,177
Common Stock To Be Issued [Member] | Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Agreement, description																														In November of 2018, the Company commenced the harvest of more than 7,000 marijuana plants under its Management Agreement with Acres Cultivation, LLC (“Acres”) dated April 18, 2018. The Company completed the harvest of approximately 5,400 lbs. of marijuana trim in late December of 2018. The Company began realizing revenues from this harvest in the first quarter of 2019. Due to issues with its drying and curing equipment, the harvested marijuana trim returned lower than expected THC levels and less than optimal terpene profiles; however, the products returned much higher than average test passing results. In early 2019, the Nevada marijuana market saw a steep decline in the wholesale value of marijuana trim due to a number of factors, including a marked increase in available trim due to a glut of “failed flower” products from other cultivators. In July of 2019, the Company planted a second marijuana crop under its Cultivation and Sales Agreement (the “Cultivation Agreement”) with Acres dated January 18, 2019.
Wholesale price per pound																														$ 1,300
Common Stock To Be Issued [Member] | Mr Tierney [Member]
Property, Plant and Equipment [Line Items]
Loss contingency estimate of possibleloss																																												501,085
Common Stock To Be Issued [Member] | Mr Tierney [Member] | Tierney Employment Agreement [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face amount																																												501,085
Common Stock To Be Issued [Member] | Former President [Member]
Property, Plant and Equipment [Line Items]
Loss contingency estimate of possibleloss																																												$ 501,085
Lets Roll N V L L C And Blue Sky Companies L L C [Member] | Revenue Participation Rights Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership interest rate																																													3.95%
Exchange amount																																$ 100,000
Agreement amount																																$ 1,142,100
Alternative Hospitality, Inc [Member]
Property, Plant and Equipment [Line Items]
Ownership interest rate																																				51.00%				51.00%
Ownership description																														The Company owns fifty-one percent (51%) of Alternative and TVK owns the remaining forty-nine percent (49%).
Alternative Hospitality, Inc [Member] | Director [Member] | Short-term Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate															9.00%
Debt instrument face amount															$ 110,405
Debt instrument maturity date															Feb. 19, 2021
Payments to notes payable															$ 825
Debt instrument, principal payment															$ 1,233
Red Dot Development, LLC [Member]
Property, Plant and Equipment [Line Items]
Shares returned during the period, shares																												20,000,000
Shares returned during the period																												$ 20,000
Shares sold during the period																																											12,330,000
Proceeds from sale of stock																																											$ 6,165,000
Highland Brothers L L C [Member] | Licensing Agreement [Member]
Property, Plant and Equipment [Line Items]
Agreement, description																							In consideration of the license, the Company agreed to compensate HB seven percent (7%) of the net sales generated by the Company for any products utilizing and/or integrating property rights, brands or logos of HB commencing in 2020. The Agreement has a term of ten (10) years.
Healthier Choices Management Corp [Member] | Termination And Mutual Release Agreement [Member]
Property, Plant and Equipment [Line Items]
Price per share																			$ 0.125
Shares sold during the period																			500,000
Number of shares issued, value																			$ 62,500
Healthier Choices Management Corp [Member] | Termination And Mutual Release Agreement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Shares sold during the period																			1,600,000
Red Earth L L C And Element N V L L C [Member] | Membership Interest Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Cash payment for acquisition											$ 240,000